INTANGIBLE ASSETS (Details - Accumulated amortization schedule) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 450,552
2024	45,548
Total	$ 496,100	$ 646,284